Deferred tax - Rollforward (Details) - GBP (£)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Deferred tax asset liability
Deferred tax liability (asset) at beginning of period	£ (121,279,000)	£ (131,096,000)
Expensed/(credited) to income statement	63,425,000	(7,115,000)
(Credited)/expensed to other comprehensive income	21,892,000	16,932,000
Reclassification to tax receivable	547,000
Deferred tax liability (asset) at end of period	(35,415,000)	(121,279,000)	£ (131,096,000)
US
Deferred tax asset liability
Deferred tax liability (asset) at beginning of period	(142,107,000)	(145,460,000)
Expensed/(credited) to income statement	59,966,000	1,589,000	(1,160,000)
(Credited)/expensed to other comprehensive income	17,620,000	1,764,000	(10,660,000)
Reclassification to tax receivable	547,000
Deferred tax liability (asset) at end of period	(63,974,000)	(142,107,000)	(145,460,000)
Unrecognised deferred tax assets	19,610,000	0
US | Foreign tax credits
Deferred tax asset liability
Deferred tax liability (asset) at beginning of period	(40,047,000)	(26,776,000)
Expensed/(credited) to income statement	13,504,000	(14,354,000)
(Credited)/expensed to other comprehensive income	(4,271,000)	1,083,000
Deferred tax liability (asset) at end of period	(30,814,000)	(40,047,000)	(26,776,000)
US | Accelerated tax depreciation
Deferred tax asset liability
Deferred tax liability (asset) at end of period	6,704,000
US | Net operating losses
Deferred tax asset liability
Deferred tax liability (asset) at beginning of period	(1,070,000)	(21,658,000)
Expensed/(credited) to income statement	(2,096,000)	20,588,000
(Credited)/expensed to other comprehensive income	(233,000)
Deferred tax liability (asset) at end of period	(3,399,000)	(1,070,000)	(21,658,000)
US | Unrealized foreign exchange and derivative movements
Deferred tax asset liability
Deferred tax liability (asset) at beginning of period	(32,859,000)	(27,838,000)
Expensed/(credited) to income statement	11,931,000	(5,702,000)
(Credited)/expensed to other comprehensive income	22,124,000	681,000
Deferred tax liability (asset) at end of period	1,196,000	(32,859,000)	(27,838,000)
US | Intangible assets
Deferred tax asset liability
Deferred tax liability (asset) at beginning of period	(47,247,000)	(60,591,000)
Expensed/(credited) to income statement	26,026,000	13,344,000
Deferred tax liability (asset) at end of period	(21,221,000)	(47,247,000)	(60,591,000)
US | Deferred revenue
Deferred tax asset liability
Deferred tax liability (asset) at beginning of period	(15,459,000)	(5,163,000)
Expensed/(credited) to income statement	7,732,000	(10,296,000)
Deferred tax liability (asset) at end of period	(7,727,000)	(15,459,000)	(5,163,000)
US | Other
Deferred tax asset liability
Deferred tax liability (asset) at beginning of period	(5,425,000)	(3,434,000)
Expensed/(credited) to income statement	2,869,000	(1,991,000)
Reclassification to tax receivable	547,000
Deferred tax liability (asset) at end of period	(2,009,000)	(5,425,000)	(3,434,000)
US | Bad debts disallowed
Deferred tax asset liability
Deferred tax liability (asset) at end of period	(2,017,000)
US | Provision disallowed
Deferred tax asset liability
Deferred tax liability (asset) at end of period	(3,747,000)
US | Upwards revaluation of tax bases
Deferred tax asset liability
Deferred tax liability (asset) at end of period	(2,830,000)
UK
Deferred tax asset liability
Deferred tax liability (asset) at beginning of period	20,828,000	14,364,000
Expensed/(credited) to income statement	3,459,000	(8,704,000)	5,234,000
(Credited)/expensed to other comprehensive income	4,272,000	15,168,000	(8,181,000)
Deferred tax liability (asset) at end of period	28,559,000	20,828,000	14,364,000
Unrecognised deferred tax assets	0	0
UK | Accelerated tax depreciation
Deferred tax asset liability
Deferred tax liability (asset) at beginning of period	836,000	684,000
Expensed/(credited) to income statement	(31,000)	152,000
Deferred tax liability (asset) at end of period	805,000	836,000	684,000
UK | Rolled over gain on player disposal
Deferred tax asset liability
Deferred tax liability (asset) at beginning of period	5,176,000	3,258,000
Expensed/(credited) to income statement	2,213,000	1,918,000
Deferred tax liability (asset) at end of period	7,389,000	5,176,000	3,258,000
UK | Non qualifying property
Deferred tax asset liability
Deferred tax liability (asset) at beginning of period	11,901,000	12,605,000
Expensed/(credited) to income statement	(3,000)	(704,000)
Deferred tax liability (asset) at end of period	11,898,000	11,901,000	12,605,000
UK | Property fair value adjustment
Deferred tax asset liability
Deferred tax liability (asset) at beginning of period	13,576,000	14,829,000
Expensed/(credited) to income statement	(429,000)	(1,253,000)
Deferred tax liability (asset) at end of period	13,147,000	13,576,000	14,829,000
UK | Net operating losses
Deferred tax asset liability
Deferred tax liability (asset) at beginning of period	(27,000)	(1,795,000)
Expensed/(credited) to income statement	(85,000)	1,768,000
Deferred tax liability (asset) at end of period	(112,000)	(27,000)	(1,795,000)
UK | Other
Deferred tax asset liability
Deferred tax liability (asset) at beginning of period	(10,634,000)	(15,217,000)
Expensed/(credited) to income statement	1,794,000	(10,585,000)
(Credited)/expensed to other comprehensive income	4,272,000	15,168,000
Deferred tax liability (asset) at end of period	£ (4,568,000)	£ (10,634,000)	£ (15,217,000)